UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-SANN-0115
1.734014.114

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.0007%	$ 1,000.00	$ 1,000.60	$ -**
HypotheticalA		$ 1,000.00	$ 1,025.06	$ -**

A 5% return per year before expenses.

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/14	% of fund's investments 5/31/14	% of fund's investments 11/30/13
1 - 7	44.5	53.5	49.0
8 - 30	8.0	10.7	11.5
31 - 60	17.7	5.4	7.7
61 - 90	17.1	12.7	12.2
91 - 180	11.9	16.3	16.2
> 180	0.8	1.4	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/14	5/31/14	11/30/13
Fidelity Cash Central Fund	41 Days	40 Days	46 Days
All Taxable Money Market Funds Average*	46 Days	44 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/14	5/31/14	11/30/13
Fidelity Cash Central Fund	68 Days	65 Days	71 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Certificates of Deposit 7.6%	Certificates of Deposit 6.7%
Interfund Loans 0.3%	Interfund Loans 0.2%
Commercial Paper 4.8%	Commercial Paper 0.0%
Treasury Debt 7.0%	Treasury Debt 8.0%
Government Agency Debt 45.1%	Government Agency Debt 36.6%
Other Instruments 4.9%	Other Instruments 11.2%
Repurchase Agreements 30.2%	Repurchase Agreements 38.0%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)** (0.7)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.6%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/2/14 to 1/6/15	0.15 to 0.16%	$ 1,785,000,000	$ 1,785,000,000
Sumitomo Mitsui Banking Corp.
12/18/14 to 12/26/14	0.24	955,000,000	955,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,740,000,000)			2,740,000,000
Financial Company Commercial Paper - 4.8%

Landesbank Baden-Wurttemberg
(Cost $1,739,000,000)	12/1/14	0.11	1,739,000,000	1,739,000,000
Treasury Debt - 7.0%

U.S. Treasury Obligations - 7.0%
U.S. Treasury Bills
3/5/15	0.05	328,000,000	327,957,178
U.S. Treasury Notes
12/31/14 to 7/31/15	0.05 to 0.10	2,196,000,000	2,198,859,005
TOTAL TREASURY DEBT (Cost $2,526,816,183)			2,526,816,183
Government Agency Debt - 45.1%

Federal Agencies - 45.1%
Fannie Mae
6/1/15 to 10/21/15	0.13 to 0.17 (c)	940,000,000	939,766,152
Federal Home Loan Bank
12/3/14 to 5/13/16	0.05 to 0.18 (c)	14,232,465,000	14,231,032,298
Freddie Mac
12/5/14 to 11/14/16	0.10 to 0.16 (c)	1,192,900,000	1,192,688,065
TOTAL GOVERNMENT AGENCY DEBT (Cost $16,363,486,515)			16,363,486,515
Other Instrument - 4.9%
	Yield (a)	Principal Amount	Value
Time Deposits - 4.9%
Bank of New York Mellon (TD)
12/1/14	0.07	$ 1,690,000,000	$ 1,690,000,000
Citibank NA
12/1/14	0.08	100,000,000	100,000,000
TOTAL OTHER INSTRUMENT (Cost $1,790,000,000)			1,790,000,000
Interfund Loans - 0.3%
Fidelity Advisor Series Equity Growth Fund at .34% due 12/1/14 (b)	13,816,000	13,816,000
Fidelity Advisor Series Growth & Income Fund at .34% due 12/1/14 (b)	24,025,000	24,025,000
Fidelity Series Blue Chip Growth Fund at .34% due 12/1/14 (b)	53,371,000	53,371,000
Fidelity Select Industrial Equipment Portfolio at .34% due 12/1/14 (b)	800,000	800,000
TOTAL INTERFUND LOANS (Cost $92,012,000)		92,012,000
Government Agency Repurchase Agreement - 3.1%
	Maturity Amount
In a joint trading account at:
0.08% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) #	$ 282,621,971	282,620,000
0.09% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) #	95,120,706	95,120,000
With:
Merrill Lynch, Pierce, Fenner & Smith at 0.1%, dated 11/14/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $374,916,664, 0% - 5%, 11/01/20 - 12/01/44)	367,616,405	367,548,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at 0.13%, dated:
11/12/14 due 2/10/15 (Collateralized by U.S. Government Obligations valued at $63,244,663, 0% - 3.5%, 12/26/14 - 11/20/44)	$ 62,020,150	$ 62,000,000
11/13/14 due 2/12/15 (Collateralized by U.S. Government Obligations valued at $338,007,865, 0% - 5%, 11/01/29 - 11/15/44)	331,108,770	331,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,138,288,000)		1,138,288,000
Treasury Repurchase Agreement - 24.0%

In a joint trading account at:
0.07% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations) #	432,763,614	432,761,000
0.09% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations) #	1,064,886,195	1,064,878,000
With:
Barclays Capital, Inc. at:
0.06%, dated 11/10/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $309,070,842, 0% - 4.63%, 1/15/15 - 11/15/24)	303,015,150	303,000,000
0.07%, dated 10/17/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $329,488,894, 0.5% - 4.5%, 2/15/16 - 11/15/23)	323,038,311	323,000,000
Federal Reserve Bank of New York at 0.07%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $5,000,029,228, 1% - 4.5%, 2/28/18 - 5/15/42)	5,000,029,167	5,000,000,000
Mizuho Securities U.S.A., Inc. at 0.1%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $622,809,699, 1.38% - 2.63%, 1/31/19 - 10/31/20)	610,005,083	610,000,000
Royal Bank of Scotland PLC at 0.08%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $995,521,912, 0.25% - 4.13%, 5/15/15 - 9/30/18)	976,006,507	976,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $8,709,639,000)		8,709,639,000
Other Repurchase Agreement - 3.1%
	Maturity Amount	Value
Other Repurchase Agreement - 3.1%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.65%, dated 8/28/14 due:
12/1/14 (Collateralized by Corporate Obligations valued at $347,256,176, 0.23% - 5.93%, 11/25/34 - 1/25/47)	$ 321,550,604	$ 321,000,000
12/3/14 (Collateralized by Corporate Obligations valued at $347,258,275, 0.27% - 5.59%, 11/25/34 - 3/25/47)	321,562,196	321,000,000
0.75%, dated 11/26/14 due 4/30/15 (Collateralized by U.S. Government Obligations valued at $120,519,449, 0.46% - 3.42%, 12/25/22 - 8/25/26)	117,377,813	117,000,000
J.P. Morgan Clearing Corp. at 0.73%, dated 11/7/14 due 2/26/15 (Collateralized by Corporate Obligations valued at $89,255,368, 0% - 5.63%, 11/01/18 - 3/30/43)	82,325,904	82,000,000
J.P. Morgan Securities, Inc. at 0.65%, dated 9/11/14 due 2/26/15 (Collateralized by Mortgage Loan Obligations valued at $101,665,147, 0.24% - 6.32%, 7/15/19 - 8/25/47)	94,356,417	94,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.95%, dated 10/9/14 due 2/9/15 (Collateralized by Corporate Obligations valued at $136,270,325, 0% - 115.07%, 3/15/19 - 8/15/56)	126,408,975	126,000,000
Mizuho Securities U.S.A., Inc. at 0.3%, dated 11/18/14 due 12/2/14 (Collateralized by Equity Securities valued at $52,925,741)	49,005,717	49,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,110,000,000)		1,110,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $36,209,241,698)		36,209,241,698
NET OTHER ASSETS (LIABILITIES) - 0.1%		30,874,573
NET ASSETS - 100%		$ 36,240,116,271
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$432,761,000 due 12/01/14 at 0.07%
BNP Paribas Securities Corp.	$ 371,861,000
Credit Agricole CIB New York Branch	60,390,000
Mizuho Securities USA, Inc.	510,000
$ 432,761,000
$282,620,000 due 12/01/14 at 0.08%
Commerz Markets LLC	$ 104,491,000
Credit Agricole CIB New York Branch	178,129,000
$ 282,620,000
Repurchase Agreement / Counterparty	Value
$1,064,878,000 due 12/01/14 at 0.09%
Barclays Capital, Inc.	$ 205,500,320
J.P. Morgan Securities, Inc.	328,800,513
Merrill Lynch, Pierce, Fenner & Smith, Inc.	144,236,565
Societe Generale	386,340,602
$ 1,064,878,000
$95,120,000 due 12/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 21,946,549
Citibank NA	27,433,186
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,802,153
Wells Fargo Securities LLC	32,938,112
$ 95,120,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,957,927,000) - See accompanying schedule: Unaffiliated issuers (cost $36,117,229,698)	$ 36,117,229,698
Other affiliated issuers (cost $92,012,000)	92,012,000
Total Investments (cost $36,209,241,698)		$ 36,209,241,698
Cash		6,916
Receivable for investments sold		90,956,250
Receivable for fund shares sold		32,881
Interest receivable		5,640,675
Other affiliated receivables		2,948
Other receivables		207,399
Total assets		36,306,088,767

Liabilities
Payable for investments purchased	$ 62,099,441
Distributions payable	3,575,904
Other payables and accrued expenses	297,151
Total liabilities		65,972,496

Net Assets		$ 36,240,116,271
Net Assets consist of:
Paid in capital		$ 36,240,410,937
Distributions in excess of net investment income		(59,037)
Accumulated undistributed net realized gain (loss) on investments		(235,629)
Net Assets, for 36,232,756,891 shares outstanding		$ 36,240,116,271
Net Asset Value, offering price and redemption price per share ($36,240,116,271 ÷ 36,232,756,891 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Interest (including $101,417 from affiliated interfund lending)		$ 21,459,349

Expenses
Custodian fees and expenses	$ 138,619
Independent trustees' compensation	86,308
Total expenses before reductions	224,927
Expense reductions	(93,417)	131,510
Net investment income (loss)		21,327,839
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,823
Net increase in net assets resulting from operations		$ 21,333,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,327,839	$ 43,000,125
Net realized gain (loss)	5,823	37,145
Net increase in net assets resulting from operations	21,333,662	43,037,270
Distributions to shareholders from net investment income	(21,327,847)	(43,010,185)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	167,638,871,095	314,869,687,001
Reinvestment of distributions	161,430	130,423
Cost of shares redeemed	(171,731,691,464)	(320,489,594,847)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,092,658,939)	(5,619,777,423)
Total increase (decrease) in net assets	(4,092,653,124)	(5,619,750,338)

Net Assets
Beginning of period	40,332,769,395	45,952,519,733
End of period (including distributions in excess of net investment income of $59,037 and distributions in excess of net investment income of $59,029, respectively)	$ 36,240,116,271	$ 40,332,769,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.001	.002	.003
Distributions from net investment income	(.001)	(.001)	(.002)	(.001)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.06%	.10%	.17%	.13%	.21%	.26%
Ratios to Average Net AssetsE
Expenses before reductionsD	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	.11%A	.10%	.17%	.13%	.20%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,240,116	$ 40,332,769	$ 45,952,520	$ 41,844,467	$ 32,985,699	$ 24,885,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Fidelity® Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 36,209,241,698

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (241,452)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive

Semiannual Report

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 17,223,863.32%

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $86,308.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,109.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0115
1.734025.114

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.0013%	$ 1,000.00	$ 1,000.30	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/14	% of fund's investments 5/31/14	% of fund's investments 11/30/13
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/14	5/31/14	11/30/13
Fidelity Municipal Cash Central Fund	4 Days	4 Days	4 Days
All Tax-Free Money Market Funds Average*	40 Days	28 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/14	5/31/14	11/30/13
Fidelity Municipal Cash Central Fund	4 Days	4 Days	4 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Variable Rate Demand Notes (VRDNs) 99.5%	Variable Rate Demand Notes (VRDNs) 99.8%
Other Municipal Debt 0.5%	Other Municipal Debt 0.3%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities)** (0.1)%

* Source: iMoneyNet, Inc.
** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.5%
	Principal Amount	Value
Alabama - 4.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.04% 12/1/14, VRDN (a)	$ 10,800,000	$ 10,800,000
Series 1995 C, 0.07% 12/1/14, VRDN (a)	14,500,000	14,500,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 12/5/14, VRDN (a)(b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 12/1/14, VRDN (a)	15,000,000	15,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.06% 12/1/14, VRDN (a)(b)	10,000,000	10,000,000
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	57,000,000	57,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.06% 12/1/14, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.06% 12/1/14, VRDN (a)(b)	61,565,000	61,565,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.06% 12/1/14, VRDN (a)(b)	25,790,000	25,790,000
		219,155,000
Alaska - 1.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	31,300,000	31,300,000
(Exxon Pipeline Co. Proj.) Series 1993 C, 0.05% 12/1/14, VRDN (a)	3,710,000	3,710,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	33,795,000	33,795,000
Series 1994 C, 0.05% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	5,000,000	5,000,000
Series 2002, 0.04% 12/5/14, VRDN (a)	1,800,000	1,800,000
		75,605,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - 0.6%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 14,010,000	$ 14,010,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	2,900,325	2,900,325
(San Angelin Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(San Martin Apts. Proj.) Series A1, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	1,425,000	1,425,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.27% 12/5/14, VRDN (a)	1,500,000	1,500,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		28,985,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (a)	860,000	860,000
California - 4.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.07% 12/5/14, LOC MUFG Union Bank NA, VRDN (a)(b)	9,900,000	9,900,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2003 M, 0.05% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	11,970,000	11,970,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	37,500,000	37,500,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000,000	7,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.06% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	$ 5,165,000	$ 5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.03% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,300,000	9,300,000
Series 2001 W3, 0.03% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,100,000	17,100,000
(The Crossings at Elk Grove Apts.) Series H, 0.07% 12/5/14, LOC Citibank NA, VRDN (a)(b)	7,350,000	7,350,000
California Statewide Cmntys. Dev. Auth. Rev. (The Archer School for Girls, Inc. Proj.) Series 2005, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	9,425,000	9,425,000
Irvine Unified School District Cmnty. Facilities District Series 2014 C, 0.03% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,300,000	3,300,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.06% 12/1/14 (Liquidity Facility Citibank NA) (a)(c)	39,200,000	39,200,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.1% 12/5/14, LOC Citibank NA, VRDN (a)(b)	2,600,000	2,600,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.09% 12/5/14, LOC Citibank NA, VRDN (a)(b)	7,118,000	7,118,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.09% 12/5/14, LOC Citibank NA, VRDN (a)(b)	3,805,000	3,805,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.08% 12/5/14, LOC Citibank NA, VRDN (a)(b)	1,650,000	1,650,000
(Mission Creek Cmnty. Proj.) Series B, 0.08% 12/5/14, LOC Citibank NA, VRDN (a)(b)	5,970,000	5,970,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		207,381,250
Variable Rate Demand Note - continued
	Principal Amount	Value
Colorado - 0.4%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 14 0024, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	$ 12,500,000	$ 12,500,000
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
		17,500,000
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.12% 12/1/14, VRDN (a)(b)	1,300,000	1,300,000
Series 1988, 0.12% 12/1/14, VRDN (a)(b)	3,400,000	3,400,000
Series 1993 C, 0.2% 12/5/14, VRDN (a)	6,300,000	6,300,000
Series 1994, 0.12% 12/1/14, VRDN (a)(b)	2,900,000	2,900,000
Series 1999 B, 0.2% 12/5/14, VRDN (a)(b)	1,100,000	1,100,000
		15,000,000
District Of Columbia - 1.8%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	15,100,000	15,100,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	27,325,000	27,325,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.05% 12/1/14, LOC TD Banknorth, NA, VRDN (a)	34,870,000	34,870,000
		85,995,000
Florida - 10.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.06% 12/1/14, LOC Bank of America NA, VRDN (a)	21,555,000	21,555,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.06% 12/5/14, LOC Royal Bank of Canada, VRDN (a)(b)	23,615,000	23,615,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	9,105,000	9,105,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.05% 12/1/14, VRDN (a)	$ 8,000,000	$ 8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.05% 12/1/14, VRDN (a)	39,750,000	39,750,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.08% 12/5/14, LOC Citibank NA, VRDN (a)(b)	2,700,000	2,700,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	6,010,000	6,010,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.08% 12/5/14, LOC Citibank NA, VRDN (a)(b)	12,775,000	12,775,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.05% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.06% 12/1/14, LOC Bank of America NA, VRDN (a)	60,760,000	60,760,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.05% 12/1/14, VRDN (a)	51,800,000	51,800,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.07% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	18,585,000	18,585,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.06% 12/1/14, VRDN (a)	73,600,000	73,600,000
Miami-Dade County Series 2014 A, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,200,000	8,200,000
North Broward Hosp. District Rev. Series 2005 A:
0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	2,950,000	2,950,000
0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	26,140,000	26,140,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.07% 12/5/14, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.06% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	10,875,000	10,875,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.05% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	51,850,000	51,850,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	5,385,000	5,385,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	12,675,000	12,675,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Tallahassee Energy Sys. Rev. Participating VRDN Series MS 3273 X, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (a)(c)	$ 6,500,000	$ 6,500,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	3,600,000	3,600,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	8,400,000	8,400,000
		476,985,000
Georgia - 3.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.05% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	4,900,000	4,900,000
Series 2005 B, 0.05% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	6,090,000	6,090,000
Bartow County Dev. Auth. Rev. (VMC Specialty Alloys LLC Proj.) Series 2014, 0.12% 12/5/14, LOC Comerica Bank, VRDN (a)(b)	3,350,000	3,350,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.19% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.04% 12/1/14, VRDN (a)	20,000,000	20,000,000
Second Series 1995, 0.05% 12/1/14, VRDN (a)	35,700,000	35,700,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	50,000,000	50,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.1% 12/1/14, VRDN (a)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,990,000	7,990,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 12/5/14, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.07% 12/5/14, VRDN (a)(b)	1,100,000	1,100,000
		157,030,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 2,000,000	$ 2,000,000
Illinois - 6.9%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	1,315,000	1,315,000
Chicago Gen. Oblig.:
Series 2005 D1, 0.05% 12/1/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	18,315,000	18,315,000
Series 2005 D2, 0.05% 12/1/14, LOC Northern Trust Co., VRDN (a)	13,700,000	13,700,000
Series 2007 E, 0.04% 12/1/14, LOC Barclays Bank PLC, VRDN (a)	74,400,000	74,400,000
Series 2007 F, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 2007 G, 0.04% 12/1/14, LOC Barclays Bank PLC, VRDN (a)	14,900,000	14,900,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,700,000	6,700,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC 14083, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	5,100,000	5,100,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 0.04% 12/2/14, LOC JPMorgan Chase Bank, VRDN (a)	27,500,000	27,500,000
Series 2010 A, 0.05% 12/1/14, LOC Bank of America NA, VRDN (a)	31,410,000	31,410,000
Participating VRDN Series Putters 3302, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,890,000	2,890,000
Series 2011 A, 0.05% 12/1/14, LOC Bank of America NA, VRDN (a)	46,250,000	46,250,000
Series 2011 B, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	7,850,000	7,850,000
Illinois Gen. Oblig. Series 2003 B2, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (a)	11,200,000	11,200,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	10,800,000	10,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.05% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 16,405,000	$ 16,405,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,185,000	18,185,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	16,700,000	16,700,000
		327,720,000
Indiana - 1.2%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	22,660,000	22,660,000
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	18,400,000	18,400,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	18,445,000	18,445,000
		59,505,000
Iowa - 0.9%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 A, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	3,640,000	3,640,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.05% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,160,000	3,160,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 12/5/14, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Des Moines Univ. Proj.) 0.04% 12/1/14, LOC BMO Harris Bank NA, VRDN (a)	4,900,000	4,900,000
(Saint Ambrose Univ. Proj.) 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,990,000	19,990,000
		43,690,000
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.12% 12/5/14, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kansas - continued
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.06% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	$ 9,180,000	$ 9,180,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,730,000	1,730,000
		17,910,000
Kentucky - 3.9%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.05% 12/5/14, VRDN (a)(b)	3,775,000	3,775,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,200,000	3,200,000
Series 2006 B, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,500,000	5,500,000
Series 2008 A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	9,347,405	9,347,405
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.07% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.08% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	29,170,000	29,170,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.06% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,200,000	3,200,000
Louisville & Jefferson County Series 2011 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	36,600,000	36,600,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.05% 12/1/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	13,520,000	13,520,000
Series 1999 B, 0.04% 12/1/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.): - continued
Series 1999 C, 0.04% 12/1/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	$ 27,800,000	$ 27,800,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	2,100,000	2,100,000
		187,762,405
Louisiana - 3.6%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	21,110,000	21,110,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.05% 12/5/14, VRDN (a)(b)	7,000,000	7,000,000
Series 2003, 0.05% 12/5/14, VRDN (a)(b)	3,000,000	3,000,000
Series 2007 A, 0.05% 12/1/14, VRDN (a)	6,000,000	6,000,000
Series 2008 A, 0.05% 12/1/14, VRDN (a)	18,700,000	18,700,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.06% 12/1/14, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.05% 12/1/14, VRDN (a)	6,900,000	6,900,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.05% 12/1/14, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.06% 12/1/14, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 12/5/14, VRDN (a)	7,800,000	7,800,000
		170,510,000
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.06% 12/5/14, LOC TD Banknorth, NA, VRDN (a)(b)	11,730,000	11,730,000
		18,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 0.07% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 2,000,000	$ 2,000,000
Series Putters 4320, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,540,000	18,540,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
		21,875,000
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	6,800,000	6,800,000
Michigan Fin. Auth. Rev. Series 22 A, 0.06% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	4,500,000	4,500,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.05% 12/1/14, VRDN (a)	8,280,000	8,280,000
(Majestic Ind., Inc. Proj.) 0.14% 12/5/14, LOC Comerica Bank, VRDN (a)(b)	930,000	930,000
		20,510,000
Minnesota - 0.2%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	4,925,000	4,925,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	3,570,000	3,570,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	1,850,000	1,850,000
		11,745,000
Mississippi - 3.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.05% 12/1/14, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.05% 12/1/14, VRDN (a)	55,205,000	55,205,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.04% 12/1/14, VRDN (a)	12,150,000	12,150,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Mississippi - continued
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.05% 12/1/14 (Chevron Corp. Guaranteed), VRDN (a)	$ 42,710,000	$ 42,710,000
Series 2007 C, 0.05% 12/1/14 (Chevron Corp. Guaranteed), VRDN (a)	58,810,000	58,810,000
		186,975,000
Missouri - 1.6%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,800,000	6,800,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 1999 B, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,530,000	17,530,000
Series 2008 A1, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	18,535,000	18,535,000
Series 2008 B1, 0.04% 12/1/14, LOC Barclays Bank PLC, VRDN (a)	9,510,000	9,510,000
Series 2012, 0.04% 12/1/14, LOC PNC Bank NA, VRDN (a)	24,040,000	24,040,000
		76,415,000
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 12/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,125,000	7,125,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.04% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,565,000	10,565,000
Series 2014 B, 0.04% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,700,000	8,700,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 12/5/14, VRDN (a)(b)	2,200,000	2,200,000
		28,590,000
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	12,200,000	12,200,000
Series 2008 C3, 0.05% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	2,500,000	2,500,000
Series 2011 B1, 0.05% 12/5/14, LOC Citibank NA, VRDN (a)(b)	11,300,000	11,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2011 B2, 0.05% 12/5/14, LOC Royal Bank of Canada, VRDN (a)(b)	$ 7,200,000	$ 7,200,000
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300,000	3,300,000
Series 2008 A, 0.06% 12/5/14, LOC MUFG Union Bank NA, VRDN (a)(b)	5,100,000	5,100,000
		41,600,000
New Jersey - 1.1%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	24,600,000	24,600,000
Series Putters 4462, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,400,000	8,400,000
Participating VRDN Series Putters 4464, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 C, 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	11,235,000	11,235,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 12/5/14, VRDN (a)	1,800,000	1,800,000
Series 2012 A, 0.19% 12/5/14, VRDN (a)(b)	2,700,000	2,700,000
		53,135,000
New York - 22.8%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 12/5/14, LOC KeyBank NA, VRDN (a)	500,000	500,000
New York City Gen. Oblig.:
Series 2006 H1, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,200,000	10,200,000
Series 2006 I3, 0.04% 12/1/14, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2006 I5, 0.04% 12/1/14 (Liquidity Facility Bank of New York, New York), VRDN (a)	4,800,000	4,800,000
Series 2006 I6, 0.04% 12/1/14 (Liquidity Facility Bank of New York, New York), VRDN (a)	24,500,000	24,500,000
Series 2006 I8, 0.04% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,700,000	11,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 D3A, 0.04% 12/1/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 9,600,000	$ 9,600,000
Series 2012 G6, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,810,000	1,810,000
Series 2012D 3B, 0.04% 12/1/14, LOC Royal Bank of Canada, VRDN (a)	16,215,000	16,215,000
Series 2013 A2, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	92,770,000	92,770,000
Series 2013 F3, 0.05% 12/1/14 (Liquidity Facility Bank of America NA), VRDN (a)	11,425,000	11,425,000
Series 2014 D3, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,560,000	12,560,000
Series 2104 1, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,200,000	27,200,000
Series H2, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,750,000	8,750,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	4,665,000	4,665,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.06% 12/5/14, LOC Citibank NA, VRDN (a)(b)	3,100,000	3,100,000
(Granite Terrace Apts. Proj.) Series A, 0.07% 12/5/14, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.04% 12/5/14, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	7,900,000	7,900,000
(James Tower Dev. Proj.) Series 2002 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	40,000,000	40,000,000
(Rivereast Apts. Proj.) Series A, 0.07% 12/5/14, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
Series 2002 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	3,600,000	3,600,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	6,400,000	6,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series putters 3231Z, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,675,000	8,675,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2001 F1, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	$ 2,100,000	$ 2,100,000
Series 2006 AA, 0.04% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,145,000	7,145,000
Series 2008 BB2, 0.05% 12/1/14 (Liquidity Facility Bank of America NA), VRDN (a)	22,660,000	22,660,000
Series 2009 BB1, 0.05% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	50,440,000	50,440,000
Series 2009 BB2, 0.06% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,445,000	7,445,000
Series 2011 DD, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,400,000	11,400,000
Series 2014 AA:
0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	54,900,000	54,900,000
0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	22,770,000	22,770,000
Series 2014 BB1, 0.05% 12/1/14 (Liquidity Facility Bank of America NA), VRDN (a)	15,000,000	15,000,000
Series 2015 BB, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	22,000,000	22,000,000
Series FF, 0.05% 12/1/14 (Liquidity Facility Bank of America NA), VRDN (a)	6,700,000	6,700,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3545, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700,000	5,700,000
Series Putters 4043, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	12,675,000	12,675,000
Series 2003 A2, 0.06% 12/1/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	44,500,000	44,500,000
Series 2003 C4, 0.05% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	35,000,000	35,000,000
Series 2013 C4, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	45,520,000	45,520,000
Series 2014 D4, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,810,000	7,810,000
Series 2015 A3, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	25,600,000	25,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	$ 12,000,000	$ 12,000,000
Series EGL 07 0066, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.05% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,120,000	9,120,000
Series 2004 A, 0.05% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,000,000	15,000,000
(44th Street Dev. LLC Proj.) Series 2011 A1, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	50,000,000	50,000,000
(455 West 37th Street Hsg. Proj.) Series A, 0.05% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,850,000	46,850,000
(505 West 37th Street Proj.) Series 2009 A, 0.05% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.04% 12/5/14, LOC Freddie Mac, VRDN (a)(b)	12,000,000	12,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.06% 12/5/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,850,000	14,850,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (a)(b)	8,600,000	8,600,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
Series 2004 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
Series 2012 A, 0.04% 12/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,500,000	17,500,000
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.03% 12/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,450,000	6,450,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.06% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	35,040,000	35,040,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.05% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	$ 19,000,000	$ 19,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B 2A, 0.04% 12/1/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	24,300,000	24,300,000
		1,087,895,000
North Carolina - 1.4%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.04% 12/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	12,300,000	12,300,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	13,100,000	13,100,000
Series 2007 H, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	4,160,000	4,160,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,720,000	3,720,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	21,890,000	21,890,000
Participating VRDN Series RBC O 39, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,365,000	3,365,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.04% 12/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,000,000	5,000,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.1% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,850,000	1,850,000
		65,385,000
Ohio - 1.2%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.05% 12/1/14, LOC Bank of America NA, VRDN (a)	30,725,000	30,725,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,700,000	1,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.04% 12/1/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	$ 5,000,000	$ 5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.05% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	18,000,000	18,000,000
		55,425,000
Oregon - 0.6%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 0.04% 12/1/14, LOC MUFG Union Bank NA, VRDN (a)	28,520,000	28,520,000
		29,920,000
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	8,210,000	8,210,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.1% 12/5/14, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.06% 12/1/14, LOC Bank of Nova Scotia, VRDN (a)(b)	13,350,000	13,350,000
Chester County Intermediate Unit Rev. Series 2003, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (a)	1,300,000	1,300,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.14% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	600,000	600,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.05% 12/1/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	27,450,000	27,450,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	3,395,000	3,395,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.07% 12/1/14, LOC Bank of Nova Scotia, VRDN (a)(b)	14,250,000	14,250,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.19% 12/5/14, LOC PNC Bank NA, VRDN (a)(b)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.04% 12/1/14, LOC PNC Bank NA, VRDN (a)	$ 8,955,000	$ 8,955,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.16% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	1,100,000	1,100,000
Somerset County Gen. Oblig. Series 2009 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	2,435,000	2,435,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	5,550,000	5,550,000
		92,625,000
Rhode Island - 0.0%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,400,000	1,400,000
South Carolina - 0.8%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.19% 12/5/14, VRDN (a)(b)	2,100,000	2,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.1% 12/1/14, VRDN (a)	2,400,000	2,400,000
Series 1999 B, 0.11% 12/1/14, VRDN (a)(b)	7,700,000	7,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	14,000,000	14,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.07% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	6,855,000	6,855,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.07% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	5,465,000	5,465,000
		38,520,000
Tennessee - 3.9%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	1,445,000	1,445,000
Series E3 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	5,165,000	5,165,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2003, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	$ 21,110,000	$ 21,110,000
Series 2004, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	11,475,000	11,475,000
Series 2005, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	14,900,000	14,900,000
Series 2008, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	33,905,000	33,905,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	8,175,000	8,175,000
Series 2002, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	25,300,000	25,300,000
Series 2004, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	22,300,000	22,300,000
Series 2006, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	35,880,000	35,880,000
		187,655,000
Texas - 8.3%
Austin Arpt. Sys. Rev. Series 2005 3, 0.08% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	23,525,000	23,525,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.06% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,700,000	8,700,000
Series 2002 A:
0.06% 12/1/14, LOC Bank of America NA, VRDN (a)(b)	8,100,000	8,100,000
0.06% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.07% 12/5/14, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.08% 12/5/14, LOC Citibank NA, VRDN (a)(b)	13,330,000	13,330,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	6,400,000	6,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.04% 12/1/14, VRDN (a)(b)	$ 25,550,000	$ 25,550,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.03% 12/1/14, VRDN (a)	7,575,000	7,575,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.04% 12/5/14 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
(Exxon Mobil Proj.):
Series 2000, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,900,000	18,900,000
Series 2002, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
Series 2008 B2, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	5,345,000	5,345,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series putters 3746 Z, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485,000	10,485,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11885X, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	3,400,000	3,400,000
Series ROC II R 12324, 0.05% 12/1/14 (Liquidity Facility Citibank NA) (a)(c)	24,700,000	24,700,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.23% 12/5/14, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 A, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	8,575,000	8,575,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.: - continued
Series 2001 B, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	$ 82,000,000	$ 82,000,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.12% 12/5/14, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 12/1/14, VRDN (a)	8,950,000	8,950,000
Series 2004, 0.16% 12/5/14, VRDN (a)(b)	16,200,000	16,200,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.05% 12/5/14, VRDN (a)(b)	1,000,000	1,000,000
Series 2002, 0.05% 12/5/14, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.06% 12/5/14 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.05% 12/1/14, VRDN (a)	26,000,000	26,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,200,000	1,200,000
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	4,075,000	4,075,000
(NRG Energy, Inc. Proj.) Series 2012, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	10,525,000	10,525,000
Participating VRDN Series MS 3390, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
		395,195,000
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	7,300,000	7,300,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,045,000	13,045,000
		20,345,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - 1.2%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.07% 12/1/14, LOC Bank of America NA, VRDN (a)	$ 19,410,000	$ 19,410,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1995, 0.05% 12/1/14, LOC Bank of Nova Scotia, VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.05% 12/1/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.05% 12/1/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,300,000	9,300,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.04% 12/1/14, LOC Bank of New York, New York, VRDN (a)	10,230,000	10,230,000
		55,640,000
Washington - 0.7%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Port of Seattle Rev. Series 2008, 0.06% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,000,000	6,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (a)(b)	17,640,000	17,640,000
		35,840,000
West Virginia - 1.2%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.09% 12/5/14, LOC MUFG Union Bank NA, VRDN (a)(b)	7,795,000	7,795,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.5% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	4,500,000	4,500,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.04% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	15,300,000	15,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	$ 11,900,000	$ 11,900,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	17,415,000	17,415,000
		56,910,000
Wisconsin - 1.2%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	12,755,000	12,755,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,685,000	7,685,000
Series 2008 B, 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	27,155,000	27,155,000
Participating VRDN Series RBC 0 80, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500,000	2,500,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2007 C, 0.06% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,055,000	6,055,000
		57,950,000
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.25% 12/5/14, VRDN (a)(b)	3,100,000	3,100,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 12/1/14, VRDN (a)	1,100,000	1,100,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.04% 12/1/14 (Chevron Corp. Guaranteed), VRDN (a)	6,965,000	6,965,000
		14,665,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,755,873,980)		4,755,873,980
Other Municipal Debt - 0.5%
	Principal Amount	Value
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 12/1/14, CP mode	$ 10,100,000	$ 10,100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2:
0.32% tender 12/1/14, CP mode (b)	6,600,000	6,600,000
0.32% tender 12/1/14, CP mode (b)	4,600,000	4,600,000
0.32% tender 12/3/14, CP mode (b)	1,000,000	1,000,000
		12,200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $22,300,000)		22,300,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,778,173,980)		4,778,173,980
NET OTHER ASSETS (LIABILITIES) - 0.0%		14,919
NET ASSETS - 100%		$ 4,778,188,899
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,778,173,980)		$ 4,778,173,980
Cash		5,450
Receivable for investments sold		531
Interest receivable		247,613
Total assets		4,778,427,574

Liabilities
Distributions payable	$ 226,983
Other payables and accrued expenses	11,665
Total liabilities		238,648

Net Assets		$ 4,778,188,926
Net Assets consist of:
Paid in capital		$ 4,777,941,059
Distributions in excess of net investment income		(35)
Accumulated undistributed net realized gain (loss) on investments		247,902
Net Assets, for 4,777,183,935 shares outstanding		$ 4,778,188,926
Net Asset Value, offering price and redemption price per share ($4,778,188,926 ÷ 4,777,183,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Interest		$ 1,443,174

Expenses
Custodian fees and expenses	$ 35,860
Independent trustees' compensation	12,274
Total expenses before reductions	48,134
Expense reductions	(13,317)	35,817
Net investment income (loss)		1,407,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		104,210
Net increase in net assets resulting from operations		$ 1,511,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,407,357	$ 3,644,197
Net realized gain (loss)	104,210	225,144
Net increase in net assets resulting from operations	1,511,567	3,869,341
Distributions to shareholders from net investment income	(1,407,392)	(3,644,266)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,591,189,000	11,409,935,800
Cost of shares redeemed	(5,470,318,000)	(10,282,514,900)
Net increase (decrease) in net assets and shares resulting from share transactions	(879,129,000)	1,127,420,900
Total increase (decrease) in net assets	(879,024,825)	1,127,645,975

Net Assets
Beginning of period	5,657,213,751	4,529,567,776
End of period (including distributions in excess of net investment income of $35 and $0, respectively)	$ 4,778,188,926	$ 5,657,213,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.001	.003	.003
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.002	.001	.003	.003
Distributions from net investment income	(.001)	(.001)	(.002)	(.001)	(.003)	(.003)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.001)	(.001)	(.002)	(.001)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.03%	.07%	.17%	.14%	.26%	.27%
Ratios to Average Net Assets E
Expenses before reductions D	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	.05%A	.07%	.17%	.14%	.26%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,778,189	$ 5,657,214	$ 4,529,568	$ 3,863,628	$ 5,026,632	$ 4,189,659

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DAmount represents less than ..01%. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. FAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Fidelity® Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 4,778,173,980

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $12,274.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $43.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0115
1.743119.114

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.0007%	$ 1,000.00	$ 1,000.60	$ -**
HypotheticalA		$ 1,000.00	$ 1,025.06	$ -**

A 5% return per year before expenses.

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/14	% of fund's investments 5/31/14	% of fund's investments 11/30/13
1 - 7	50.1	54.5	49.3
8 - 30	7.1	9.7	9.3
31 - 60	16.7	6.1	9.8
61 - 90	15.0	14.0	12.0
91 - 180	10.6	14.7	17.0
> 180	0.5	1.0	2.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/14	5/31/14	11/30/13
Fidelity Securities Lending Cash Central Fund	37 Days	37 Days	44 Days
All Taxable Money Market Funds Average*	46 Days	44 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/14	5/31/14	11/30/13
Fidelity Securities Lending Cash Central Fund	61 Days	58 Days	65 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Certificates of Deposit 7.0%	Certificates of Deposit 7.9%
Commercial Paper 4.9%	Commercial Paper 0.0%
Treasury Debt 6.1%	Treasury Debt 8.8%
Government Agency Debt 40.4%	Government Agency Debt 33.6%
Other Instruments 4.0%	Other Instruments 3.9%
Repurchase Agreements 37.3%	Repurchase Agreements 46.6%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities)** (0.8)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.0%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/2/14 to 1/6/15	0.15 to 0.16%	$ 1,032,000,000	$ 1,032,000,000
Sumitomo Mitsui Banking Corp.
12/18/14 to 12/26/14	0.24	545,000,000	545,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,577,000,000)			1,577,000,000
Financial Company Commercial Paper - 4.9%

Landesbank Baden-Wurttemberg
12/1/14	0.11	1,111,000,000
(Cost $1,111,000,000)	1,111,000,000
Treasury Debt - 6.1%

U.S. Treasury Obligations - 6.1%
U.S. Treasury Bills
3/5/15	0.05	179,000,000	178,976,631
U.S. Treasury Notes
12/31/14 to 4/30/15	0.05 to 0.07	1,197,000,000	1,198,754,537
TOTAL TREASURY DEBT (Cost $1,377,731,168)			1,377,731,168
Government Agency Debt - 40.4%

Federal Agencies - 40.4%
Fannie Mae
6/1/15 to 10/21/15	0.13 to 0.17 (b)	430,000,000	429,874,030
Federal Home Loan Bank
12/3/14 to 5/13/16	0.05 to 0.18 (b)	8,120,115,000	8,119,256,125
Freddie Mac
12/5/14 to 11/14/16	0.10 to 0.16 (b)	610,000,000	609,870,368
TOTAL GOVERNMENT AGENCY DEBT (Cost $9,159,000,523)			9,159,000,523
Other Instrument - 4.0%
	Yield (a)	Principal Amount	Value
Time Deposits - 4.0%
Citibank NA
12/1/14	0.08%	$ 900,000,000
(Cost $900,000,000)			$ 900,000,000
Government Agency Repurchase Agreement - 5.4%
	Maturity Amount
In a joint trading account at:
0.08% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) #	$ 671,025,529	671,021,000
0.09% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) #	59,188,439	59,188,000
With:
Merrill Lynch, Pierce, Fenner & Smith at 0.1%, dated 11/14/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $247,871,705, 2.38% - 5%, 9/01/27 - 10/01/44)	243,045,225	243,000,000
Wells Fargo Securities, LLC at 0.13%, dated:
11/12/14 due 2/10/15 (Collateralized by U.S. Government Obligations valued at $42,725,632, 3.5%, 11/01/44)	41,898,613	41,885,000
11/13/14 due 2/12/15 (Collateralized by U.S. Government Obligations valued at $225,584,662, 2.5% - 3.5%, 12/15/19 - 4/20/44)	219,071,966	219,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,234,094,000)		1,234,094,000
Treasury Repurchase Agreement - 26.0%

With:
Barclays Capital, Inc. at:
0.06%, dated 11/10/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $200,947,063, 0.25% - 3.63%, 9/15/15 - 1/31/21)	197,009,850	197,000,000
0.07%, dated 10/17/14 due 12/5/14 (Collateralized by U.S. Treasury Obligations valued at $180,555,891, 0.25% - 3.25%, 5/31/15 - 2/15/23)	177,020,994	177,000,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Federal Reserve Bank of New York at 0.07%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $4,500,026,348, 1.75% - 4.63%, 10/31/18 - 2/15/40)	$ 4,500,026,250	$ 4,500,000,000
Mizuho Securities U.S.A., Inc. at 0.1%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $398,021,735, 1.38% - 3.63%, 1/31/16 - 8/15/20)	390,003,250	390,000,000
Royal Bank of Scotland PLC at 0.08%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Treasury Obligations valued at $636,481,454, 0.25% - 2.38%, 9/30/15 - 10/31/18)	624,004,160	624,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $5,888,000,000)		5,888,000,000
Other Repurchase Agreement - 5.9%

Other Repurchase Agreement - 5.9%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.65%, dated 8/28/14 due:
12/1/14 (Collateralized by Corporate Obligations valued at $193,641,781, 0.28% - 0.43%, 9/25/35 - 1/25/46)	179,307,035	179,000,000
12/3/14 (Collateralized by Corporate Obligations valued at $193,646,299, 0.31% - 6.2%, 11/25/34 - 2/15/51)	179,313,499	179,000,000
0.75%, dated:
11/18/14 due 4/21/15 (Collateralized by U.S. Government Obligations valued at $73,149,560, 0.2% - 25.17%, 1/16/43 - 5/20/60)	71,227,792	71,000,000
11/26/14 due 4/30/15 (Collateralized by U.S. Government Obligations valued at $76,223,861, 0.00% - 4.5%, 11/20/41 - 9/20/43)	74,238,958	74,000,000
J.P. Morgan Clearing Corp. at 0.73%, dated 11/7/14 due 2/26/15 (Collateralized by Equity Securities valued at $56,547,122)	52,206,671	52,000,000
J.P. Morgan Securities, Inc. at 0.65%, dated 9/11/14 due 2/26/15 (Collateralized by Mortgage Loan Obligations valued at $57,321,512, 0.35% - 4.97%, 3/25/35 - 8/25/47)	53,200,958	53,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
11/6/14 due 12/5/14 (Collateralized by Equity Securities valued at $64,811,713)	60,014,733	60,000,000
11/10/14 due 12/5/14 (Collateralized by Equity Securities valued at $29,164,438)	27,005,850	27,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.23%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $642,596,202, 0% - 10.99%, 1/22/15 - 12/01/44)	$ 621,011,903	$ 621,000,000
0.3%, dated:
11/18/14 due 12/2/14 (Collateralized by Equity Securities valued at $33,483,739)	31,003,617	31,000,000
11/20/14 due 12/4/14 (Collateralized by Equity Securities valued at $2,160,232)	2,000,233	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,349,000,000)		1,349,000,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $22,595,825,691)		22,595,825,691
NET OTHER ASSETS (LIABILITIES) - 0.3%		61,607,157
NET ASSETS - 100%		$ 22,657,432,848
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$671,021,000 due 12/01/14 at 0.08%
Commerz Markets LLC	$ 67,000,000
Credit Agricole CIB New York Branch	604,021,000
$ 671,021,000
$59,188,000 due 12/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 13,656,143
Citibank NA	17,070,179
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,966,083
Wells Fargo Securities LLC	20,495,595
$ 59,188,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,471,094,000) - See accompanying schedule: Unaffiliated issuers (cost $22,595,825,691)		$ 22,595,825,691
Cash		4,630
Receivable for investments sold		60,637,500
Interest receivable		3,231,095
Other receivables		114,463
Total assets		22,659,813,379

Liabilities
Distributions payable	$ 2,216,451
Other payables and accrued expenses	164,080
Total liabilities		2,380,531

Net Assets		$ 22,657,432,848
Net Assets consist of:
Paid in capital		$ 22,658,495,854
Distributions in excess of net investment income		(2,061)
Accumulated undistributed net realized gain (loss) on investments		(1,060,945)
Net Assets, for 22,654,992,008 shares outstanding		$ 22,657,432,848
Net Asset Value, offering price and redemption price per share ($22,657,432,848 ÷ 22,654,992,008 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2014 (Unaudited)

Investment Income
Interest		$ 12,758,633

Expenses
Custodian fees and expenses	$ 81,510
Independent trustees' compensation	52,565
Total expenses before reductions	134,075
Expense reductions	(52,569)	81,506
Net investment income (loss)		12,677,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,157
Net increase in net assets resulting from operations		$ 12,681,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,677,127	$ 21,159,196
Net realized gain (loss)	4,157	23,359
Net increase in net assets resulting from operations	12,681,284	21,182,555
Distributions to shareholders from net investment income	(12,677,010)	(21,163,807)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	49,813,673,681	107,302,287,490
Cost of shares redeemed	(51,189,762,168)	(102,239,366,994)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,376,088,487)	5,062,920,496
Total increase (decrease) in net assets	(1,376,084,213)	5,062,939,244

Net Assets
Beginning of period	24,033,517,061	18,970,577,817
End of period (including distributions in excess of net investment income of $2,061 and distributions in excess of net investment income of $2,178, respectively)	$ 22,657,432,848	$ 24,033,517,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.001	.002	.002
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.001	.001	.002	.001	.002	.002
Distributions from net investment income	(.001)	(.001)	(.002)	(.001)	(.002)	(.002)
Distributions from net realized gain	-	-	-	-	-	-F
Total distributions	(.001)	(.001)	(.002)	(.001)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.06%	.10%	.17%	.13%	.22%	.21%
Ratios to Average Net AssetsE
Expenses before reductionsD	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	.11%A	.10%	.16%	.13%	.22%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,657,433	$ 24,033,517	$ 18,970,578	$ 15,244,675	$ 17,969,067	$ 20,536,438

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Fidelity® Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 22,595,825,691

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,065,102)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $52,565.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0115
1.810806.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.0013%	$ 1,000.00	$ 1,000.30	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/14	% of fund's investments 5/31/14	% of fund's investments 11/30/13
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/14	5/31/14	11/30/13
Fidelity Tax-Free Cash Central Fund	4 Days	4 Days	4 Days
All Tax-Free Money Markets Funds Average*	40 Days	28 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/14	5/31/14	11/30/13
Fidelity Tax-Free Cash Central Fund	4 Days	4 Days	4 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Variable Rate Demand Notes (VRDNs) 100.0%	Variable Rate Demand Notes (VRDNs) 100.0%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 0.0%

* Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 100.0%
	Principal Amount	Value
Alabama - 4.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.04% 12/1/14, VRDN (a)	$ 8,200,000	$ 8,200,000
Series 1995 B, 0.04% 12/1/14, VRDN (a)	4,300,000	4,300,000
Series 1995 C, 0.07% 12/1/14, VRDN (a)	6,500,000	6,500,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.04% 12/1/14, VRDN (a)	2,000,000	2,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 12/1/14, VRDN (a)	3,000,000	3,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.04% 12/1/14, VRDN (a)	16,150,000	16,150,000
		40,150,000
Alaska - 0.8%
Valdez Marine Term. Rev. (ExxonMobil Proj.) Series 2001, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,300,000	7,300,000
Arizona - 0.2%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 3.8%
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Irvine Unified School District Cmnty. Facilities District Series 2014 C, 0.03% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,200,000	3,200,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 12/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000,000	2,000,000
Series ROC II R 11727, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.06% 12/1/14 (Liquidity Facility Citibank NA) (a)(b)	11,400,000	11,400,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 14 0014, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Richmond Wastewtr. Rev. Series 2008 A, 0.03% 12/5/14, LOC MUFG Union Bank NA, VRDN (a)	10,000,000	10,000,000
		35,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - 1.3%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series U2, 0.03% 12/5/14, VRDN (a)	$ 12,000,000	$ 12,000,000
District Of Columbia - 3.6%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.1% 12/5/14, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
(American Univ. Proj.) Series 2008, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	13,375,000	13,375,000
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 B1, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.05% 12/1/14, LOC TD Banknorth, NA, VRDN (a)	2,550,000	2,550,000
		33,625,000
Florida - 10.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.06% 12/1/14, LOC Bank of America NA, VRDN (a)	35,510,000	35,510,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.06% 12/1/14, LOC Bank of America NA, VRDN (a)	27,800,000	27,800,000
Miami-Dade County Series 2014 A, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,400,000	1,400,000
North Broward Hosp. District Rev. Series 2005 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	5,150,000	5,150,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.05% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.06% 12/5/14, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	10,275,000	10,275,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,315,000	$ 6,315,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
		97,850,000
Georgia - 2.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.05% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
Series 2005 B, 0.05% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	1,950,000	1,950,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.08% 12/5/14, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,100,000	8,100,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	5,670,000	5,670,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
		22,085,000
Illinois - 7.7%
Chicago Gen. Oblig.:
Series 2005 D1, 0.05% 12/1/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	5,100,000	5,100,000
Series 2005 D2, 0.05% 12/1/14, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Series 2007 F, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	17,135,000	17,135,000
Series 2007 G, 0.04% 12/1/14, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.04% 12/1/14, LOC PNC Bank NA, VRDN (a)	5,600,000	5,600,000
Series 2009 E1, 0.04% 12/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,175,000	9,175,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2010 B, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,400,000	$ 6,400,000
Participating VRDN Series Putters 3302, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,995,000	5,995,000
Series 2011 B, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	2,950,000	2,950,000
Illinois Gen. Oblig.:
Series 2003 B, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Series 2003 B2, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (a)	2,100,000	2,100,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.05% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	9,010,000	9,010,000
		71,665,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.04% 12/1/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,745,000	3,745,000
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	3,830,000	3,830,000
		7,575,000
Iowa - 0.5%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.05% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,900,000	1,900,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,430,000	2,430,000
		4,330,000
Kansas - 1.0%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,855,000	7,855,000
		9,855,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - 0.1%
Louisville & Jefferson County Series 2011 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,000,000	$ 1,000,000
Louisiana - 4.7%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.05% 12/1/14, VRDN (a)	3,370,000	3,370,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.04% 12/5/14, VRDN (a)	7,100,000	7,100,000
Series 2007 A, 0.05% 12/1/14, VRDN (a)	8,100,000	8,100,000
Series 2009 A, 0.04% 12/5/14, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.08% 12/5/14, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.05% 12/1/14, VRDN (a)	4,500,000	4,500,000
		43,670,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	800,000	800,000
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.06% 12/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	600,000	600,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.07% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000,000	5,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
		9,100,000
Michigan - 1.4%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.05% 12/1/14, VRDN (a)	$ 4,600,000	$ 4,600,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 12/1/14, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		13,100,000
Mississippi - 1.3%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.05% 12/1/14 (Chevron Corp. Guaranteed), VRDN (a)	3,110,000	3,110,000
Series 2007 C, 0.05% 12/1/14 (Chevron Corp. Guaranteed), VRDN (a)	5,500,000	5,500,000
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
		12,210,000
Missouri - 5.4%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,700,000	1,700,000
Missouri Health & Edl. Facilities Series 2013 B, 0.06% 12/1/14, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,600,000	4,600,000
(Saint Louis Univ. Proj.):
Series 1999 B, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,450,000	6,450,000
Series 2008 A2, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	5,730,000	5,730,000
Series 2008 B1, 0.04% 12/1/14, LOC Barclays Bank PLC, VRDN (a)	12,325,000	12,325,000
Series 2008 B2, 0.04% 12/1/14, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
(Washington Univ. Proj.) Series 2003 B, 0.05% 12/1/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	4,350,000	4,350,000
Series 2011 B, 0.04% 12/1/14, LOC Northern Trust Co., VRDN (a)	1,800,000	1,800,000
Series 2012, 0.04% 12/1/14, LOC PNC Bank NA, VRDN (a)	7,500,000	7,500,000
		50,355,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 12/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 3,355,000	$ 3,355,000
New York - 23.7%
New York City Gen. Oblig.:
Series 1996 J3, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Series 2006 I4, 0.04% 12/1/14 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	6,000,000	6,000,000
Series 2006 I8, 0.04% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,400,000	5,400,000
Series 2008 L4, 0.04% 12/1/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	7,905,000	7,905,000
Series 2013 A2, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,700,000	3,700,000
Series 2014 D3, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,730,000	6,730,000
Series H2, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,130,000	6,130,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.05% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,880,000	11,880,000
Series 2009 BB2, 0.06% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,770,000	19,770,000
Series 2012 B, 0.04% 12/1/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,200,000	2,200,000
Series 2014 AA:
0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,150,000	7,150,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.06% 12/1/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,600,000	8,600,000
Series 2003 C4, 0.05% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,500,000	2,500,000
Series 2013 A5, 0.04% 12/1/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	6,800,000	6,800,000
Series 2013 C4, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,100,000	10,100,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.04% 12/1/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	900,000	900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (a)	$ 3,935,000	$ 3,935,000
(505 West 37th Street Proj.) Series 2009 A, 0.05% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2013 A, 0.04% 12/1/14, LOC PNC Bank NA, VRDN (a)	21,210,000	21,210,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.04% 12/1/14, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.06% 12/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,150,000	37,150,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B3, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,600,000	2,600,000
Series 2005 A1, 0.04% 12/1/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	6,000,000	6,000,000
Series 2005 B 2A, 0.04% 12/1/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	23,165,000	23,165,000
Series 2005 B 2C, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,755,000	6,755,000
Series 2005 B2 B, 0.04% 12/1/14, LOC California Teachers Retirement Sys., VRDN (a)	7,260,000	7,260,000
		221,440,000
North Carolina - 3.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	2,300,000	2,300,000
Series B, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,745,000	6,745,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,160,000	2,160,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	18,300,000	18,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN Series BC 10 31W, 0.07% 12/5/14 (Liquidity Facility Barclays Bank PLC) (a)(b)	$ 1,875,000	$ 1,875,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 12/5/14, LOC Cr. Industriel et Commercial, VRDN (a)	1,200,000	1,200,000
		32,580,000
Ohio - 2.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.05% 12/1/14, LOC Bank of America NA, VRDN (a)	14,050,000	14,050,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.04% 12/1/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,000,000	5,000,000
		19,050,000
Oregon - 1.2%
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,430,000	11,430,000
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	5,800,000	5,800,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.06% 12/5/14, LOC PNC Bank NA, VRDN (a)	1,975,000	1,975,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.06% 12/5/14, LOC PNC Bank NA, VRDN (a)	2,910,000	2,910,000
Haverford Township School District Series 2009, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	6,930,000	6,930,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.04% 12/5/14, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
Somerset County Gen. Oblig. Series 2009 C, 0.06% 12/5/14, LOC PNC Bank NA, VRDN (a)	1,400,000	1,400,000
		21,015,000
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,545,000	$ 4,545,000
Tennessee - 1.5%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.04% 12/5/14, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2004, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		14,400,000
Texas - 9.8%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.03% 12/1/14, VRDN (a)	9,340,000	9,340,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 D, 0.03% 12/5/14, VRDN (a)	26,000,000	26,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	3,105,000	3,105,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 0.05% 12/1/14, VRDN (a)	18,400,000	18,400,000
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12324, 0.05% 12/1/14 (Liquidity Facility Citibank NA) (a)(b)	9,600,000	9,600,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.06% 12/5/14 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.06% 12/5/14 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.05% 12/1/14, VRDN (a)	$ 9,000,000	$ 9,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	2,220,000	2,220,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	200,000	200,000
		91,425,000
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.04% 12/5/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,400,000	2,400,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.04% 12/1/14, LOC Bank of New York, New York, VRDN (a)	5,700,000	5,700,000
		8,100,000
Washington - 1.0%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (a)(b)	7,425,000	7,425,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,000,000	2,000,000
		9,425,000
West Virginia - 1.8%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (a)	17,320,000	17,320,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (ProHealth Care, Inc. Proj.) Series 2008 A, 0.04% 12/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,115,000	2,115,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.2%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.04% 12/1/14 (Chevron Corp. Guaranteed), VRDN (a)	$ 2,310,000	$ 2,310,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $934,930,000)		934,930,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		45,964
NET ASSETS - 100%		$ 934,975,964
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $934,930,000)		$ 934,930,000
Cash		44,183
Interest receivable		41,793
Total assets		935,015,976

Liabilities
Distributions payable	$ 38,046
Other payables and accrued expenses	1,966
Total liabilities		40,012

Net Assets		$ 934,975,964
Net Assets consist of:
Paid in capital		$ 934,935,709
Distributions in excess of net investment income		(46)
Accumulated undistributed net realized gain (loss) on investments		40,301
Net Assets, for 934,544,673 shares outstanding		$ 934,975,964
Net Asset Value, offering price and redemption price per share ($934,975,964 ÷ 934,544,673 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Interest		$ 207,360

Expenses
Custodian fees and expenses	$ 5,788
Independent trustees' compensation	1,964
Total expenses before reductions	7,752
Expense reductions	(2,006)	5,746
Net investment income (loss)		201,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		79,436
Net increase in net assets resulting from operations		$ 281,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 201,614	$ 636,064
Net realized gain (loss)	79,436	70,547
Net increase in net assets resulting from operations	281,050	706,611
Distributions to shareholders from net investment income	(201,660)	(635,977)
Distributions to shareholders from net realized gain	(56,883)	-
Total distributions	(258,543)	(635,977)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	897,093,300	2,962,785,000
Cost of shares redeemed	(917,874,000)	(3,024,801,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(20,780,700)	(62,016,000)
Total increase (decrease) in net assets	(20,758,193)	(61,945,366)

Net Assets
Beginning of period	955,734,157	1,017,679,523
End of period (including distributions in excess of net investment income of $46 and $0 respectively)	$ 934,975,964	$ 955,734,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from InvestmentOperations
Net investment income (loss)	- F	.001	.002	.001	.002	.002
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.002	.001	.002	.002
Distributions from net investment income	- F	(.001)	(.002)	(.001)	(.002)	(.002)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	- F	(.001)	(.002)	(.001)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.03%	.06%	.15%	.12%	.23%	.22%
Ratios to Average Net Assets E
Expenses before reductions D	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	.05%	.06%	.15%	.12%	.23%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 934,976	$ 955,734	$ 1,017,680	$ 1,021,171	$ 1,576,158	$ 1,275,379

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Fidelity® Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 934,930,000

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,964.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $42.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2015